Prospectus Supplement	August 30, 2021

Putnam Ultra Short Duration Income Fund
Prospectus dated November 30, 2020

Effective August 31, 2021, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Joanne Driscoll, Head of Short Term Liquid Markets, portfolio manager of the fund since 2011

Andrew Benson, Portfolio Manager, portfolio manager of the fund since 2021

Michael Lima, Portfolio Manager, Analyst, portfolio manager of the fund since 2019

Michael Salm, Chief Investment Officer, Fixed Income, portfolio manager of the fund since 2011

Sub-advisors

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective August 31, 2021, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio
managers	Joined fund	Employer	Positions over past five years
Joanne	2011	Putnam Management	Head of Short Term Liquid Markets
Driscoll		1995–Present	Previously, Portfolio Manager
Andrew	2021	Putnam Management	Portfolio Manager
Benson		2008–Present	Previously, Trader
Michael	2019	Putnam Management	Portfolio Manager, Analyst
Lima		1997–Present	Previously, Analyst
Michael	2011	Putnam Management	Chief Investment Officer, Fixed Income
Salm		1997–Present	Previously, Co-Head of Fixed Income

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

327255 8/21

Statement of Additional Information Supplement	August 30, 2021
Putnam Ultra Short Duration Income Fund
Statement of Additional Information dated November 30, 2020

Effective August 31, 2021, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Joanne Driscoll, Andrew Benson, Michael Lima, and Michael Salm. These sub-sections are also supplemented solely with regard to Mr. Benson as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of July 31, 2021. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Andrew Benson	0	$0	0	$0	3	$12,681,000,000

Ownership of securities

The dollar range of shares of the fund owned by Mr. Benson as of July 31, 2021, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0 .

SAI_746 - 6/21